SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Interest paid	$ 18,484	$ 28,729	$ 30,343
Income taxes paid	$ 922	$ 213	$ 1,214